Acquired Technologies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Mar. 31, 2013 Installment	Dec. 31, 2011 Galaxy Biotech, LLC [Member] Installment	Dec. 31, 2012 Galaxy Biotech, LLC [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Upfront license payment		$ 3.0
Number of installments	2	2
Upfront payable due		$ 3.0	$ 0